SEGMENTED INFORMATION - Assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
OPERATING SEGMENTS
Cash and cash equivalents	$ 16,839,959	$ 21,950,211	$ 6,296,312
Property, plant and equipment	1,132,797	1,244,530
Mineral property interests	116,934,365	113,765,931	$ 109,136,672
TOTAL ASSETS	135,215,351	137,666,077
Total Liabilities	927,450	1,214,138
Segmented Information
OPERATING SEGMENTS
Cash and cash equivalents	16,839,959	21,950,211
Short-term investments		258,702
Equity investments	54,020	56,539
Property, plant and equipment	1,132,797	1,244,530
Mineral property interests	116,934,365	113,765,931
Other assets	254,210	390,164
TOTAL ASSETS	135,215,351	137,666,077
Total Liabilities	(927,450)	(1,214,138)
Segmented Information | Corporate
OPERATING SEGMENTS
Cash and cash equivalents	16,341,420	21,703,189
Short-term investments		258,702
Equity investments	54,020	56,539
Property, plant and equipment	153,455	191,423
Other assets	213,270	346,294
TOTAL ASSETS	16,762,165	22,556,147
Total Liabilities	(685,596)	(955,500)
Segmented Information | Silver Sand Project
OPERATING SEGMENTS
Cash and cash equivalents	288,480	97,281
Property, plant and equipment	291,060	374,662
Mineral property interests	90,580,869	88,977,334
Other assets	27,903	30,451
TOTAL ASSETS	91,188,312	89,479,728
Total Liabilities	(221,140)	(171,108)
Segmented Information | Carangas Project
OPERATING SEGMENTS
Cash and cash equivalents	210,194	73,013
Property, plant and equipment	50,326	30,328
Mineral property interests	21,353,851	19,854,042
Other assets	13,037	13,009
TOTAL ASSETS	21,627,408	19,970,392
Total Liabilities	(20,585)	(81,574)
Segmented Information | Silverstrike Project
OPERATING SEGMENTS
Cash and cash equivalents	(135)	76,728
Property, plant and equipment	637,956	648,117
Mineral property interests	4,999,645	4,934,555
Other assets		410
TOTAL ASSETS	5,637,466	5,659,810
Total Liabilities	$ (129)	$ (5,956)